(35) NON-CASH TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2017
Non-cash Transaction Tables
Schedule of non cash transactions
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Transactions resulting from business combinations
Borrowings and debentures	-	(1,156,621)	-
Concession financial asset	(12,338)	876,281	-
Intangible assets	(22,165)	1,870,268	-
Property, plant and equipment	(4,800)	-	-
Other net assets acquired	-	1,911	-
	(39,303)	1,591,839	-
Cash and cash equivalents acquired in the business combination	-	(95,164)	-
Consideration paid in the acquisition, net	(39,303)	1,496,675	-

Other transactions
Capital increase through earnings reserve	-	392,272	554,888
Escrow deposits to property, plant and equipment	4	3,418	-
Interest capitalized in property, plant and equipment	29,817	54,733	34,212
Interest capitalized in concession financial asset - distribution infrastructure	20,726	13,349	11,358
Reversal of contingencies against intangible assets	-	7,591	-
Repayment of intercompany loans with noncontrolling shareholders' dividends	259	-	-
Provision for socio environmental costscapitalized in property, plant and equipment	41,213	-	-
Transfers between property, plant and equipment and other assets	32,600	14,592	2,928